Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Expenses Recognized

Expenses recognized in the condensed financial statements:

	Six months ended June 30,
	2026	2025
	In thousands
Research and development expenses	$103	$2
General and administrative expenses	292	396

Total	$395	$398